Business combinations - Assets acquired and liabilities assumed (Details) - forMetris $ in Thousands	Oct. 30, 2020 USD ($)
Current assets:
Cash and cash equivalents	$ 174
Trade and other receivables	763
Prepaid expenses and other current assets	61
Current assets	998
Non-current assets:
Property and equipment, net	0
Right-of-use asset, net	194
Customer relationships	1,458
Technology	548
Trade name and trademarks	47
Goodwill	5,563
Other non-current assets	71
Assets	8,879
Current liabilities:
Trade and other payables	959
Deferred revenue	700
Finance lease liability	140
Current liabilities	1,799
Non-current liabilities:
Finance lease liability	54
Borrowings	278
Deferred tax liability	331
Total liabilities	2,462
Fair value of net assets acquired	6,417
Paid in Common Shares of the Company	1,163
Paid in cash	2,624
Contingent consideration	$ 2,630